INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)				12 Months Ended
	Jan. 05, 2018	Jan. 05, 2017	Jan. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate			25.00%	25.00%	26.50%	26.50%
Scenario, Forecast [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	23.00%
Subsequent Event [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		24.00%